Earnings (Loss) Per Share	12 Months Ended
Aug. 31, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
17.	EARNINGS (LOSS) PER SHARE

	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator used in basic and diluted earnings/(loss) per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	(540,768)	(709,340)	(395,134)
Net income attributable to Bright Scholar Education Holdings Limited from discontinued operations	487,963	-	-
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	(52,805)	(709,340)	(395,134)
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating earnings/(loss) per share—basic and diluted	119,220,331	118,697,495	118,669,795
Net earnings/(loss) per share attributable to ordinary shareholders — basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders	(4.54)	(5.98)	(3.33)
Net income from discontinued operations attributable to ordinary shareholders	4.09	-	-
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	(0.45)	(5.98)	(3.33)

As of August 31, 2021, 2022 and 2023, there were 759,525, 684,574 and 656,125 employee share options or non-vested ordinary shares excluded from the computation of diluted net earnings/(loss) per share in the periods presented, as their inclusion would have been anti-dilutive for the years presented.